Accounts payable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of accounts payable

	December 31,
Description	2022	2021

Accounts payable – local currency	1,857,583	1,232,786
Accounts payable – foreign currency	1,092,231	639,894
	2,949,814	1,872,680

Current	2,432,843	1,530,480
Non-current	516,971	342,200